Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31,
	2024	2023
	U.S. Dollars in thousands
Open debts mainly in USD	$16,006	$11,167
Open debts in EUR	2,314	7,266
Open debts in NIS	9,415	6,371
Total Trade Payables	$27,735	$24,804